UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         February 9, 2011
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   90
Form 13F Information Table Value Total:   224151

List of Other Included Managers:


No. 13F File Number                       Name




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aston River RD Divident All Ca MF                              131 13228.5990SH      SOLE               13228.5990
Bridgeway Blue Chip 35 Index   MF                              227 33359.1350SH      SOLE               33359.1350
John Hancock Strategic Inc     MF                               74 11200.3450SH      SOLE               11200.3450
Oppenheimer Intl Bond Fund     MF                              148 21814.1650SH      SOLE               21814.1650
Pimco Total Return Fund        MF                              151 13051.9800SH      SOLE               13051.9800
Schwab Value Advantage         MF                               41 40733.4600SH      SOLE               40733.4600
Selected Amer Shares Inc       MF                              246 6475.9370SH       SOLE                6475.9370
Templeton Income Fund          MF                              129 47618.0600SH      SOLE               47618.0600
Turner Core Growth Inv         MF                              132 12610.7390SH      SOLE               12610.7390
3M Co.                         COM              88579Y101     1527    17616 SH       SOLE                    17616
AT&T Inc                       COM              00206R102     7477   261420 SH       SOLE                   261420
Abbott Labs                    COM              002824100      499     9553 SH       SOLE                     9553
Acer Inc. London GDR           COM              004434205      223    17187 SH       SOLE                    17187
Acergy                         COM              00443E104     2631   142620 SH       SOLE                   142620
Aflac Inc.                     COM              001055102     4355    84221 SH       SOLE                    84221
Amgen Inc Com                  COM              031162100      251     4550 SH       SOLE                     4550
Apple Computer Inc.            COM              037833100     7000    24670 SH       SOLE                    24670
Aust&NZ Bank sedol 6065586AU   COM                            2433   106095 SH       SOLE                   106095
Automatic Data Processing      COM              053015103     1582    37637 SH       SOLE                    37637
BG Group PLC                   COM              G1245Z108      506    28710 SH       SOLE                    28710
BP PLC          SPON ADR       COM              055622104     1025    24903 SH       SOLE                    24903
Banco Santander Brasil ADR     COM              05967a107     1814   131760 SH       SOLE                   131760
Bemis Co. Inc.                 COM              081437105     2616    82380 SH       SOLE                    82380
Berkshire Hathaway -B          COM              084670702      470     5679 SH       SOLE                     5679
CPFL Energia SA ADR            COM              126153105     2367    33630 SH       SOLE                    33630
Cameron Intl.                  COM              13342B105      696    16210 SH       SOLE                    16210
Canon Inc.                     COM              138006309     7604   162750 SH       SOLE                   162750
Celgene Corp                   COM              151020104     2932    50890 SH       SOLE                    50890
Chevron Corp                   COM              166764100      859    10593 SH       SOLE                    10593
China Railway Construction Com COM              y1508p110       18    13000 SH       SOLE                    13000
Cisco Systems Inc.             COM              17275R102    10291   469909 SH       SOLE                   469909
Clorox Company                 COM              189054109     3405    51000 SH       SOLE                    51000
Coca Cola Co Com               COM              191216100      241     4122 SH       SOLE                     4122
Colgate-Palmolive Co           COM              194162103     5112    66515 SH       SOLE                    66515
Companhia Energetica (CEMIG)   COM              204409601     2676   163255 SH       SOLE                   163255
Darden Restaurants Inc         COM              237194105     3903    91225 SH       SOLE                    91225
Disco Corp                     COM              J12327102     1727    30065 SH       SOLE                    30065
Du Pont IE De Nours            COM              263534109      823    18434 SH       SOLE                    18434
Emerson Elec Co Com            COM              291011104     4669    88665 SH       SOLE                    88665
Exxon Mobil                    COM              30231g102     1911    30932 SH       SOLE                    30932
Fanuc Ltd                      COM              J13440102     5268    41400 SH       SOLE                    41400
Franklin Resources Inc         COM              354613101     1779    16640 SH       SOLE                    16640
General Mills Inc.             COM              370334104      574    15700 SH       SOLE                    15700
Google Inc                     COM              38259p508     8158    15515 SH       SOLE                    15515
Grainger WW Inc.               COM              384802104      556     4664 SH       SOLE                     4664
Greif Inc Cl A                 COM              397624107     2489    42305 SH       SOLE                    42305
Hansen Transmission London     COM              b4812v109      293   389955 SH       SOLE                   389955
Hewlett-Packard                COM              428236103     4884   116084 SH       SOLE                   116084
Hubbell Inc Class B            COM              443510201     3840    75660 SH       SOLE                    75660
Intl Business Machines         COM              459200101    12903    96191 SH       SOLE                    96191
JP Morgan Chase & Co.          COM              46625H100     2313    60783 SH       SOLE                    60783
Johnson & Johnson              COM              478160104     4433    71545 SH       SOLE                    71545
KPN NA Koninklijke KPN NV sedo COM                            2746   177300 SH       SOLE                   177300
Koninklijke KPN NV ADR         COM                             670    43265 SH       SOLE                    43265
McDonald's Corp                COM              580135101      769    10321 SH       SOLE                    10321
Merck & Co                     COM              58933y105      274     7456 SH       SOLE                     7456
Microsoft Corp                 COM              594918104      230     9378 SH       SOLE                     9378
Nidec Corp Japan               COM              6640682 J     2736    30800 SH       SOLE                    30800
Novo Nordisk Denmark           COM              k7314nl52     4584    46125 SH       SOLE                    46125
Novo-Nordisk A S Adr  F        COM              670100205      578     5875 SH       SOLE                     5875
Novozymes A/S Ser B            COM              k7317j117     2609    20475 SH       SOLE                    20475
Oracle Group                   COM              68389X105     9059   337389 SH       SOLE                   337389
Owens Corning                  COM              690742101     1332    51980 SH       SOLE                    51980
Pepsico Inc.                   COM              713448108      441     6642 SH       SOLE                     6642
Pfizer Inc.                    COM              717081103      444    25859 SH       SOLE                    25859
Praxair Inc                    COM              74005P104     6931    76790 SH       SOLE                    76790
Proctor & Gamble               COM              742718109     1194    19904 SH       SOLE                    19904
Sigma Aldrich Corp             COM              826552101      401     6647 SH       SOLE                     6647
Sinopharm Group Hong Kong      COM                            2257   546700 SH       SOLE                   546700
Stryker Corp                   COM              863667101     2142    42800 SH       SOLE                    42800
Sysco Corp Com                 COM              871829107      530    18591 SH       SOLE                    18591
Telefonica SA                  COM              879382208     5964    80430 SH       SOLE                    80430
Teva Pharmaceuticals           COM              881624209      238     4520 SH       SOLE                     4520
Tiffany & Co.                  COM              886547108      352     7500 SH       SOLE                     7500
Truworths International Ltd    COM              x8793h130     3418   340585 SH       SOLE                   340585
Unilever NV   F                COM              904784709      931    31155 SH       SOLE                    31155
Varian Med Sys Inc             COM                             230     3800 SH       SOLE                     3800
Volkswagen AG Preferred - Germ COM              d94523103     3257    26950 SH       SOLE                    26950
Wainwright Bank & Trust        COM              930705108      236    12536 SH       SOLE                    12536
Westpac Banking Corp ADR       COM                             229     2035 SH       SOLE                     2035
Westpac Banking Corp sedol 607 COM                            5650   251105 SH       SOLE                   251105
Wolverine Worldwide            COM              978097103     2768    95400 SH       SOLE                    95400
Japanese Yen                                                     1    20060 SH       SOLE                    20060